Unconsolidated Joint Ventures (Details 14) (Variable Interest Entity, Not Primary Beneficiary [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Net cash used in operating activities	$ (639)	$ (641)	$ (249)
Net cash used in investing activities	(11)		(317)
Net cash provided by financing activities	660	635	493
Net increase (decrease) in cash and cash equivalents	10	(6)	(73)
Cash and cash equivalents at beginning of year	4	10	83
Cash and cash equivalents at end of year	14	4	10
Supplemental disclosure of cash flow information
Cash paid for interest, net of capitalized interest	$ 575	$ 585	$ 657